Insurance business - Insurance service result (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Insurance revenue
Amounts relating to changes in liabilities for remaining coverage	£ 386	£ 371
– Contractual service margin recognised for services provided	108	120
– Change in risk adjustment for non-financial risk for risk expired	15	12
– Expected incurred claims and other insurance service expenses	263	239
– Other	0	0
Recovery of insurance acquisition cash flows	12	8
Total insurance revenue	398	379	£ 361
Insurance service expenses
Incurred claims and other insurance service expenses	(222)	(208)
Losses and reversal of losses on onerous contracts	(1)	(15)
Amortisation of insurance acquisition cash flows	(12)	(8)
Adjustments to liabilities for incurred claims	8	(24)
Total insurance service expenses	(227)	(255)	(240)
Insurance service result	171	124	£ 121
Life direct participating and investment DPF contracts
Insurance revenue
Amounts relating to changes in liabilities for remaining coverage	215	183
– Contractual service margin recognised for services provided	70	77
– Change in risk adjustment for non-financial risk for risk expired	9	6
– Expected incurred claims and other insurance service expenses	136	100
– Other	0	0
Recovery of insurance acquisition cash flows	3	2
Total insurance revenue	218	185
Insurance service expenses
Incurred claims and other insurance service expenses	(91)	(88)
Losses and reversal of losses on onerous contracts	4	(8)
Amortisation of insurance acquisition cash flows	(3)	(2)
Adjustments to liabilities for incurred claims	0	0
Total insurance service expenses	(90)	(98)
Insurance service result	128	87
Life other contracts
Insurance revenue
Amounts relating to changes in liabilities for remaining coverage	171	188
– Contractual service margin recognised for services provided	38	43
– Change in risk adjustment for non-financial risk for risk expired	6	6
– Expected incurred claims and other insurance service expenses	127	139
– Other	0	0
Recovery of insurance acquisition cash flows	9	6
Total insurance revenue	180	194
Insurance service expenses
Incurred claims and other insurance service expenses	(131)	(120)
Losses and reversal of losses on onerous contracts	(5)	(7)
Amortisation of insurance acquisition cash flows	(9)	(6)
Adjustments to liabilities for incurred claims	8	(24)
Total insurance service expenses	(137)	(157)
Insurance service result	£ 43	£ 37